Federated Money Market Management
(A Portfolio of Money Market Obligations Trust)
EAGLE SHARES (TICKER MMMXX)

SUPPLEMENT TO summary prospectus DATED SEPTEMBER 30, 2012
Effective December 21, 2012, Eagle Shares of Federated Money Market Management will be closed to new accounts and new investors. Existing investors can continue to make investments in Eagle Shares including reinvestment of dividends and other distributions.
Effective December 21, 2012, Premier Shares of Federated Money Market Management will be redesignated as Institutional Shares. Accordingly, effective December 21, 2012, all references to “Premier Shares” should be changed to “Institutional Shares,” and all references to “PRE” should be changed to “IS.”
1. Effective December 21, 2012, under the section entitled “RISK/RETURN SUMMARY: FEES AND EXPENSES” please replace the “Fee Table” and “Example” in their entirety with the following:
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Eagle Shares (EAG) of the Fund.
Shareholder Fees (fees paid directly from your investment)	EAG
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.20%
Distribution (12b-1) Fee	None
Other Expenses	1.40%
Total Annual Fund Operating Expenses	1.60%
Fee Waivers and/or Expense Reimbursements[1]	1.15%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.45%
1	Total Annual Fund Operating Expenses have been restated to reflect a decrease in Other Expenses. Effective December 21, 2012, the Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, if any) paid by the Fund's EAG class (after the voluntary waivers and/or reimbursements) will not exceed 0.45% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) January 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
1 Year	$163
3 Years	$505
5 Years	$871
10 Years	$1,900
November 20, 2012
Federated Money Market Management
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451428 (11/12)
Federated Money Market Management
(A Portfolio of Money Market Obligations Trust)
EAGLE SHARES (TICKER MMMXX)

SUPPLEMENT TO PROSPECTUS DATED SEPTEMBER 30, 2012
Effective December 21, 2012, Eagle Shares of Federated Money Market Management will be closed to new accounts and new investors. Existing investors can continue to make investments in Eagle Shares including reinvestment of dividends and other distributions.
Effective December 21, 2012, Premier Shares of Federated Money Market Management will be redesignated as Institutional Shares. Accordingly, effective December 21, 2012, all references to “Premier Shares” should be changed to “Institutional Shares,” and all references to “PRE” should be changed to “IS.”
1. Effective December 21, 2012, under the section entitled “RISK/RETURN SUMMARY: FEES AND EXPENSES” please replace the “Fee Table” and “Example” in their entirety with the following:
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Eagle Shares (EAG) of the Fund.
Shareholder Fees (fees paid directly from your investment)	EAG
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.20%
Distribution (12b-1) Fee	None
Other Expenses	1.40%
Total Annual Fund Operating Expenses	1.60%
Fee Waivers and/or Expense Reimbursements[1]	1.15%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.45%
1	Total Annual Fund Operating Expenses have been restated to reflect a decrease in Other Expenses. Effective December 21, 2012, the Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, if any) paid by the Fund's EAG class (after the voluntary waivers and/or reimbursements) will not exceed 0.45% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) January 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
1 Year	$163
3 Years	$505
5 Years	$871
10 Years	$1,900
2. Effective December 21, 2012, please replace the first paragraph under the section entitled “How is the Fund Sold” with the following:
“The Fund offers two Share classes: Eagle Shares and Institutional Shares, each representing interests in a single portfolio of securities. This Prospectus relates only to Eagle Shares. All Share classes have different expenses which affect their performance. Contact your financial intermediary or call 1-800-341-7400 for more information concerning the other class.”

3. Effective December 21, 2012, under the section entitled “Appendix A: Hypothetical Investment and Expense Information” please replace the chart with the following:
FEDERATED MONEY MARKET MANAGEMENT – EAG CLASS
ANNUAL EXPENSE RATIO: 1.60%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$162.72	$10,340.00
2	$10,340.00	$517.00	$10,857.00	$168.25	$10,691.56
3	$10,691.56	$534.58	$11,226.14	$173.97	$11,055.07
4	$11,055.07	$552.75	$11,607.82	$179.89	$11,430.94
5	$11,430.94	$571.55	$12,002.49	$186.00	$11,819.59
6	$11,819.59	$590.98	$12,410.57	$192.33	$12,221.46
7	$12,221.46	$611.07	$12,832.53	$198.87	$12,636.99
8	$12,636.99	$631.85	$13,268.84	$205.63	$13,066.65
9	$13,066.65	$653.33	$13,719.98	$212.62	$13,510.92
10	$13,510.92	$675.55	$14,186.47	$219.85	$13,970.29
Cumulative		$5,838.66		$1,900.13
November 20, 2012
Federated Money Market Management
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451426 (11/12)
Federated Money Market Management
(A Portfolio of Money Market Obligations Trust)
PREMIER SHARES (TICKER MMPXX)

SUPPLEMENT TO summary PROSPECTUS DATED SEPTEMBER 30, 2012
Effective December 21, 2012, Eagle Shares of Federated Money Market Management will be closed to new accounts and new investors. Existing investors can continue to make investments in Eagle Shares including reinvestment of dividends and other distributions.
Effective December 21, 2012, Premier Shares of Federated Money Market Management will be redesignated as Institutional Shares. Accordingly, effective December 21, 2012, all references to “Premier Shares” should be changed to “Institutional Shares,” and all references to “PRE” should be changed to “IS.”
1. Effective December 21, 2012, under the section entitled “RISK/RETURN SUMMARY: FEES AND EXPENSES” please replace the “Fee Table” and “Example” in their entirety with the following:
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares (IS) of the Fund.
Shareholder Fees (fees paid directly from your investment)	IS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.20%
Distribution (12b-1) Fee	None
Other Expenses	1.40%
Total Annual Fund Operating Expenses	1.60%
Fee Waivers and/or Expense Reimbursements[1]	1.40%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.20%

1	Total Annual Fund Operating Expenses have been restated to reflect a decrease in Other Expenses. Effective December 21, 2012, the Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, if any) paid by the Fund's IS class (after the voluntary waivers and/or reimbursements) will not exceed 0.20% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) January 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
1 Year	$163
3 Years	$505
5 Years	$871
10 Years	$1,900
2. Effective December 21, 2012, under the section entitled “PURCHASE AND SALE OF FUND SHARES” please replace the first paragraph with the following:
“PURCHASE AND SALE OF FUND SHARES
The minimum initial investment amount for the Fund's IS class is generally $500,000 and there is no minimum subsequent investment amount. The minimum investment amount for Systematic Investment Programs is $50.”
November 20, 2012
Federated Money Market Management
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451432 (11/12)
Federated Money Market Management
(A Portfolio of Money Market Obligations Trust)
PREMIER SHARES (TICKER MMPXX)

SUPPLEMENT TO PROSPECTUS DATED SEPTEMBER 30, 2012
Effective December 21, 2012, Eagle Shares of Federated Money Market Management will be closed to new accounts and new investors. Existing investors can continue to make investments in Eagle Shares including reinvestment of dividends and other distributions.
Effective December 21, 2012, Premier Shares of Federated Money Market Management will be redesignated as Institutional Shares. Accordingly, effective December 21, 2012, all references to “Premier Shares” should be changed to “Institutional Shares,” and all references to “PRE” should be changed to “IS.”
1. Effective December 21, 2012, under the section entitled “RISK/RETURN SUMMARY: FEES AND EXPENSES” please replace the “Fee Table” and “Example” in their entirety with the following:
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares (IS) of the Fund.
Shareholder Fees (fees paid directly from your investment)	IS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.20%
Distribution (12b-1) Fee	None
Other Expenses	1.40%
Total Annual Fund Operating Expenses	1.60%
Fee Waivers and/or Expense Reimbursements[1]	1.40%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.20%
1	Total Annual Fund Operating Expenses have been restated to reflect a decrease in Other Expenses. Effective December 21, 2012, the Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, if any) paid by the Fund's IS class (after the voluntary waivers and/or reimbursements) will not exceed 0.20% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) January 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
1 Year	$163
3 Years	$505
5 Years	$871
10 Years	$1,900

2. Effective December 21, 2012, under the section entitled “PURCHASE AND SALE OF FUND SHARES” please replace the first paragraph with the following:
“PURCHASE AND SALE OF FUND SHARES
The minimum initial investment amount for the Fund's IS class is generally $500,000 and there is no minimum subsequent investment amount. The minimum investment amount for Systematic Investment Programs is $50.”
3. Effective December 21, 2012, please replace the first paragraph under the section entitled “How is the Fund Sold” with the following:
“The Fund offers two Share classes: Eagle Shares and Institutional Shares, each representing interests in a single portfolio of securities. This Prospectus relates only to Institutional Shares. All Share classes have different expenses which affect their performance. Contact your financial intermediary or call 1-800-341-7400 for more information concerning the other class.”
4. Effective December 21, 2012, please replace the section entitled “How to Purchase Shares” with the following:
“How to Purchase Shares
You may purchase Shares through a financial intermediary, directly from the Fund or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares. New investors must submit a completed New Account Form.
The minimum initial investment for Fund Shares is generally $500,000. There is no minimum subsequent investment amount.
An account may be opened with a smaller amount as long as the $500,000 minimum is reached within one year. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Financial intermediaries may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.”
5. Effective December 21, 2012, please add the following immediately after the section entitled “THROUGH AN EXCHANGE”:
“BY SYSTEMATIC INVESTMENT PROGRAM (SIP)
Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your financial intermediary. The minimum investment amount for SIPs is $50.”
6. Effective December 21, 2012, please add the following immediately after the section entitled “EXCHANGE PRIVILEGE”:
“SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM
You may automatically redeem or exchange Shares. The minimum amount for all new or revised systematic redemptions or exchanges of Shares is $50 per transaction per fund. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your financial intermediary or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.”
7. Effective December 21, 2012, please replace the section entitled “ACCOUNTS WITH LOW BALANCES” with the following:
“ACCOUNTS WITH LOW BALANCES
Federated reserves the right to close accounts if redemptions or exchanges cause the account balance to fall below $500,000. Before an account is closed, you will be notified and allowed at least 30 days to purchase additional Shares to meet the minimum.”

8. Effective December 21, 2012, under the section entitled “Appendix A: Hypothetical Investment and Expense Information” please replace the chart with the following:
FEDERATED MONEY MARKET MANAGEMENT - IS CLASS
ANNUAL EXPENSE RATIO: 1.60%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$162.72	$10,340.00
2	$10,340.00	$517.00	$10,857.00	$168.25	$10,691.56
3	$10,691.56	$534.58	$11,226.14	$173.97	$11,055.07
4	$11,055.07	$552.75	$11,607.82	$179.89	$11,430.94
5	$11,430.94	$571.55	$12,002.49	$186.00	$11,819.59
6	$11,819.59	$590.98	$12,410.57	$192.33	$12,221.46
7	$12,221.46	$611.07	$12,832.53	$198.87	$12,636.99
8	$12,636.99	$631.85	$13,268.84	$205.63	$13,066.65
9	$13,066.65	$653.33	$13,719.98	$212.62	$13,510.92
10	$13,510.92	$675.55	$14,186.47	$219.85	$13,970.29
Cumulative		$5,838.66		$1,900.13
November 20, 2012
Federated Money Market Management
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451425 (11/12)
Federated Money Market Management
(A Portfolio of Money Market Obligations Trust)
PREMIER SHARES (TICKER MMPXX)
EAGLE SHARES (TICKER MMMXX)

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 30, 2012
Effective December 21, 2012, Eagle Shares of Federated Money Market Management will be closed to new accounts and new investors. Existing investors can continue to make investments in Eagle Shares including reinvestment of dividends and other distributions.
Effective December 21, 2012, Premier Shares of Federated Money Market Management will be redesignated as Institutional Shares. Accordingly, effective December 21, 2012, all references to “Premier Shares” should be changed to “Institutional Shares,” and all references to “PRE” should be changed to “IS.”
November 20, 2012
Federated Money Market Management
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451427 (11/12)